Financial investments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial investments

6 Financial investments

		2023	2022
Fair value through profit or loss
LFT´s and LF´s	(i)	4,680	1,789
Restricted funds investments	(ii)	164	305
Other		130	218
Total		4,974	2,312

Current assets		4,956	2,295
Non-current assets	(iii)	18	17
Total		4,974	2,312

(i)	These refer to Brazilian floating-rate government bonds (“LFTs”) issued by the Brazilian federal government and floating-rate bonds (“LFs”) issued by financial institutions, whose purpose is the immediate negotiation or future sale.
(ii)	Includes the following amounts: R$ 115 (2022: R$ 175) in restricted funds used in the Program for Relocation of Residents in Alagoas (Note 24.1(i)); and R$ 49 (2022: R$ 130) that its use depends on complying with the contractual obligations of the debentures and borrowings. See Note 15(e).
(iii)	On the statement of financial position, the balance of non-current assets is presented under Other receivables.

In 2023, financial investments and cash equivalents (Note 5) in Brazilian Real had an average yield of 101.37% of the Brazil interbank deposit certificate (“CDI”) p.a. (2022: 102.59%) and financial investments and cash equivalents in foreign currency (Note 5) had an average yield of 5.30% p.a. (2022: 1.18%).